UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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


                              TITLE OF        CUSIP      VALUE       SHARES     SH/ PUT/   INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS                    (x$1000)      PRN  AMT   PRN CALL   DSCRETN MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------ -----------------------------------------------------------------
AFFYMAX INC                   COM             00826A109     1,511        94,985     SH        SOLE    N/A       94,985
ALLOS THERAPEUTICS INC        COM             019777101       913       132,079     SH        SOLE    N/A      132,079
ALPHATEC HOLDINGS INC         COM             02081G102     4,692     1,150,044     SH        SOLE    N/A    1,150,044
CYPRESS BIOSCIENCES INC       COM PAR $.02    232674507     9,268     1,288,991     SH        SOLE    N/A    1,288,991
DECODE GENETICS INC           COM             243586104       332       353,679     SH        SOLE    N/A      353,679
DENDREON CORP                 COM             24823Q107     1,922       431,890     SH        SOLE    N/A      431,890
DENDREON CORP                 COM             24823Q107     4,575     1,028,200    PUT        SOLE    N/A    1,028,200
ELAN CORP PLC-ADR             ADR             284131208   141,702     3,986,000    PUT        SOLE    N/A    3,986,000
EMISPHERE TECHNOLOGIES INC    COM             291345106     3,851     1,431,621     SH        SOLE    N/A    1,431,621
GENTIUM SPA                   SPONSORED ADR   37250B104        73        21,505     SH        SOLE    N/A       21,505
INCYTE CORP                   COM             45337C102       957       125,733     SH        SOLE    N/A      125,733
JAZZ PHARMACEUTICALS INC      COM             472147107       863       116,496     SH        SOLE    N/A      116,496
MEDIVATION INC                COM             58501N101     3,697       312,545     SH        SOLE    N/A      312,545
SANGAMO BIOSCIENCES INC       COM             800677106     1,420       142,742     SH        SOLE    N/A      142,742
SUPERGEN INC                  COM             868059106       533       260,064     SH        SOLE    N/A      260,064

                                                15             176,309

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:         176,309
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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